Financial Assets and Financial Liabilities - Summary of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities	€ 448,028	€ 105,061
Total current	185,505	36,157
Total non-current	262,523	68,904
Interest-bearing loans and borrowings
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	240,189	74,211
Total current	9,142	5,307
Total non-current	231,047	68,904
Interest-bearing loans and borrowings | Lease Liabilities
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	84,158	57,611
Interest-bearing loans and borrowings | 2.15% Secured Bank Loan
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	9,032	9,000
Interest-bearing loans and borrowings | 2.08% Secured Bank Loan
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	8,877	7,600
Interest-bearing loans and borrowings | Convertible Note - Host Contract
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	87,457
Interest-bearing loans and borrowings | 3.50% Secured Bank Loan
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	47,176
Interest-bearing loans and borrowings | 1.90% Secured Bank loan
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	3,489
Other Financial Liabilities
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	176,364	30,850
Total financial liabilities at fair value	31,475
Financial liabilities	207,839	30,850
Total current	176,363	30,850
Total non-current	31,476
Other Financial Liabilities | Convertible Note - Embedded Derivative
Disclosure Of Financial Liabilities [Line Items]
Derivatives not designated as hedging instrument	30,903
Other Financial Liabilities | Contingent Consideration
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	572
Other Financial Liabilities | Trade Payables
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	102,288	20,498
Other Financial Liabilities | Other Financial Liabilities
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	€ 74,076	€ 10,352